2005 Market Street
Suite 2600
Philadelphia, PA 19103
T: 215.564.8000
Joel D. Corriero
(215) 564-8528
jcorriero@stradley.com
March 2, 2026
VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
FlexShares® Trust (the “Registrant”)
(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) please accept this letter as certification that:
1.
The form of Prospectuses and Statements of Additional Information dated March 1, 2026 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 95 to the Registrant’s registration statement under the 1933 Act, on Form N-1A; and
2.
The text of the Post-Effective Amendment No. 95 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 25, 2026 (Accession No. 0001193125-26-068554) with an effective date of March 1, 2026.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.
Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero, Esq.
cc:
Jose Del Real, Esq.
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP | stradley.com
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